UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 033-64370

Analysts Investment Trust

(Exact name of registrant as specified in charter)

7750 Montgomery Road

Cincinnati, Ohio 45236

(Address of principal executive offices)

 (Zip code)

Timothy E. Mackey

7750 Montgomery Road

Cincinnati, Ohio 45236

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-792-5402

Date of fiscal year end: July 31

Date of reporting period: June 30, 2005

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Analyst Investment Trust Stock Fund

ATHEROS COMMUNICATIONS, INC.

Ticker Symbol:ATHR	Cusip Number: 04743P108
Record Date: 4/4/2005	Meeting Date: 5/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUNTANTS	FOR	ISSUER	FOR	WITH

BOEING

Ticker Symbol:BA	Cusip Number: 097023105
Record Date: 3/3/2005	Meeting Date: 5/2/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPOINTMENT OF DELOITTE & TOUCHE	FOR	ISSUER	FOR	WITH
3	ON HUMAN RIGHTS POLICY	AGAINST	STOCKHOLDER	AGAINST	WITH
4	ON MILITARY CONTRACTS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	ON DISCLOSURE OF POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
6	ON DECLASSIFICATION OF BOARD OF DIRECTORS	AGAINST	STOCKHOLDER	AGAINST	WITH
7	ON SIMPLY MAJORITY VOTE	AGAINST	STOCKHOLDER	AGAINST	WITH
8	ON MAJORITY VOTE OF SHAREHOLDER COMMITTEE	AGAINST	STOCKHOLDER	AGAINST	WITH
9	ON INDEPENDENT BOARD CHAIR	AGAINST	STOCKHOLDER	AGAINST	WITH

COMCAST CORP

Ticker Symbol:CMCSA	Cusip Number: 20030N101
Record Date: 3/24/2005	Meeting Date: 6/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	2002 RESTRICTED STOCK PLAN	FOR	ISSUER	FOR	WITH
4	DISCLOSE POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
5	REQUIRE THAT THE CHAIRMAN OF THE BOARD NOT HAVE MANAGERIAL RESPONSIBILITIES	FOR	STOCKHOLDER	AGAINST	AGAINST
6	ELIMINATE SHAREHOLDER RIGHTS PLAN UNLESS SHAREHOLDER APPROVAL IS RECEIVED	FOR	STOCKHOLDER	AGAINST	AGAINST
7	ADOPT A RECAPITALIZATION PLAN	FOR	STOCKHOLDER	AGAINST	AGAINST

EXXON MOBILE CORPORATION

Ticker Symbol:XOM	Cusip Number: 30231G102
Record Date: 4/6/2005	Meeting Date: 5/25/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH
3	POLITICAL CONTRIBUTIONS	AGAINST	STOCKHOLDER	AGAINST	WITH
4	BOARD COMPENSATION	AGAINST	STOCKHOLDER	AGAINST	WITH
5	INDUSTRY EXPERIENCE	AGAINST	STOCKHOLDER	AGAINST	WITH
6	ACEH SECURITY REPORT	AGAINST	STOCKHOLDER	AGAINST	WITH
7	AMENDMENT OF EEO POLICY	AGAINST	STOCKHOLDER	AGAINST	WITH
8	BIODIVERSITY IMPACT REPORT	AGAINST	STOCKHOLDER	AGAINST	WITH
9	CLIMATE SCIENCE REPORT	AGAINST	STOCKHOLDER	AGAINST	WITH
10	KYOTO COMPLIANCE REPORT	AGAINST	STOCKHOLDER	AGAINST	WITH

INGERSOLL-RAND COMPANY

Ticker Symbol:IR	Cusip Number: G4776G101
Record Date: 4/4/2005	Meeting Date: 6/1/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF AMENDMENT TO BYE-LAW 10 TO ELIMINATE THE CLASSIFICATION OF THE BOARD OF DIRECTORS	FOR	ISSUER	FOR	WITH
3	APPROVAL OF AMENDMENT TO BYE-LAW 10 TO ELIMINATE CUMULATIVE VOTING IN THE ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
4	APPOINTMENT OF INDEPENDENT AUDITORS AND AUTHORIZATION OF BOARD OF DIRECTORS TO FIX THE AUDITORS' RENUMERATION	FOR	ISSUER	FOR	WITH

NORTH FORK BANCORPORATION, INC.

Ticker Symbol:NFB	Cusip Number: 659424105
Record Date: 3/4/2005	Meeting Date: 5/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	FOR	ISSUER	FOR	WITH
2	AMENDMENT OF CERTIFICATE OF INC. TO INCREASE SHARES OF COMMON STOCK	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS FOR FISCAL 2005	FOR	ISSUER	FOR	WITH

OMNICOM GROUP INC.

Ticker Symbol:OMC	Cusip Number: 681919106
Record Date: 4/8/2005	Meeting Date: 5/24/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF SENIOR MANAGEMENT INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF KPMG LLP AS INDEPENDENT AUDITORS FOR 2005	FOR	ISSUER	FOR	WITH

PACIFIC SUNWEAR OF CALIFORNIA, INC.

Ticker Symbol:PSUN	Cusip Number: 694873100
Record Date: 4/4/2005	Meeting Date: 5/18/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	APPROVAL OF THE 2005 PERFORMANCE INCENTIVE PLAN	FOR	ISSUER	FOR	WITH
3	RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANT	FOR	ISSUER	FOR	WITH

TIME WARNER INC.

Ticker Symbol:TWX	Cusip Number: 887317105
Record Date: 3/24/2005	Meeting Date: 5/20/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF AUDITORS	FOR	ISSUER	FOR	WITH
3	REGARDING PAY COMPARISON	AGAINST	STOCKHOLDER	AGAINST	WITH

UNITEDHEALTH GROUP INC.

Ticker Symbol:UNH	Cusip Number: 91324P102
Record Date: 3/7/2005	Meeting Date: 5/3/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF DELOITTE & TOUCHE AS INDEPENDENT PUBLIC ACCOUTANTS	FOR	ISSUER	FOR	WITH
3	CONCERNING PERFORMANCE-VESTING SHARES	FOR	STOCKHOLDER	AGAINST	AGAINST
4	CONCERNING PERFORMANCE-BASED OPTIONS	FOR	STOCKHOLDER	AGAINST	AGAINST

XEROX CORPORATION

Ticker Symbol:XRX	Cusip Number: 984121103
Record Date: 3/24/2005	Meeting Date: 5/19/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	FOR	ISSUER	FOR	WITH

XM SATELLITE RADIO HOLDINGS INC.

Ticker Symbol:XMSR	Cusip Number: 983759101
Record Date: 4/8/2005	Meeting Date: 5/26/2005
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	FOR	ISSUER	FOR	WITH
2	RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT AUDITORS	FOR	ISSUER	FOR	WITH

Analyst Investment Trust Fixed Income Fund

During the time period ended 6/30/2005 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

Analyst Investment Trust Aggressive Stock Fnd

During the time period ended 6/30/2005 the Investment Advisor decided not to exercise its right to vote on any of the proxies.

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Analysts Investment Trust

By Timothy E. Mackey

* President

Timothy E. Mackey

By Mark G. Srofe

* Treasurer

Mark G. Srofe

Date: August 26, 2005

*Print the name and title of each signing officer under his or her signature.